long-term debt (Tables)	6 Months Ended
Jun. 30, 2022
long-term debt
Schedule of details of long-term debt

		June 30,	December 31,
As at (millions)	Note	2022	2021
Senior unsecured
TELUS Corporation senior notes	(b)	$16,459	$15,258
TELUS Corporation commercial paper	(c)	1,922	1,900
TELUS Communications Inc. debentures		199	448
Secured
TELUS International (Cda) Inc. credit facility	(e)	984	1,062
Other	(f)	300	308
		19,864	18,976
Lease liabilities	(g)	1,764	1,876
Long-term debt		$21,628	$20,852
Current		$3,146	$2,927
Non-current		18,482	17,925
Long-term debt		$21,628	$20,852

Schedule of long-term debt maturities

									Other
Composite long-term debt denominated in	Canadian dollars			U.S. dollars					currencies
	Long-term			Long-term
	debt,			debt,		Currency swap agreement
	excluding	Leases		excluding	Leases	amounts to be exchanged			Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [1]	Pay	Total	(Note 19)	Total
2022 (remainder of year)	$9	$180	$189	$2,237	$16	$(1,957)	$1,941	$2,237	$21	$2,447
2023	533	258	791	34	30	(28)	24	60	39	890
2024	1,118	227	1,345	34	16	(28)	24	46	24	1,415
2025	1,019	119	1,138	611	13	(413)	395	606	20	1,764
2026	1,420	95	1,515	—	13	—	—	13	19	1,547
2027-2031	4,164	284	4,448	1,417	8	(1,417)	1,459	1,467	38	5,953
Thereafter	4,664	292	4,956	2,770	—	(2,770)	2,794	2,794	—	7,750
Future cash outflows in respect of composite long-term debt principal repayments	12,927	1,455	14,382	7,103	96	(6,613)	6,637	7,223	161	21,766
Future cash outflows in respect of associated interest and like carrying costs [2]	6,369	296	6,665	2,623	16	(2,564)	2,594	2,669	30	9,364
Undiscounted contractual maturities (Note 4(b))	$19,296	$1,751	$21,047	$9,726	$112	$(9,177)	$9,231	$9,892	$191	$31,130

1	Where applicable, cash flows reflect foreign exchange rates as at June 30, 2022.
2	Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect as at June 30, 2022.

TELUS Corporation senior notes
long-term debt
Schedule of long-term debt maturities

														Redemption present
								Principal face amount						value spread
						Effective					Outstanding at
			Issue			interest		Originally			financial			Basis	Cessation
Series	Issued	Maturity	price			rate [1]		issued			statement date			points [2]	date
3.35% Notes, Series CJ	December 2012	March 2023		$998.83		3.36%			$500	million		$500	million	40	Dec. 15, 2022
3.35% Notes, Series CK	April 2013	April 2024		$994.35		3.41%			$1.1	billion		$1.1	billion	36	Jan. 2, 2024
3.75% Notes, Series CQ	September 2014	January 2025		$997.75		3.78%			$800	million		$800	million	38.5	Oct. 17, 2024
3.75% Notes, Series CV	December 2015	March 2026		$992.14		3.84%			$600	million		$600	million	53.5	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026		$998.73		2.77%			$800	million		$800	million	33	May 8, 2026
2.80% U.S. Dollar Notes [3]	September 2016	February 2027	US$	991.89		2.89%		US$	600	million	US$	600	million	20	Nov. 16, 2026
3.70% U.S. Dollar Notes [3]	March 2017	September 2027	US$	998.95		3.71%		US$	500	million	US$	500	million	20	June 15, 2027
2.35% Notes, Series CAC	May 2020	January 2028		$997.25		2.39%			$600	million		$600	million	48	Nov. 27, 2027
3.625% Notes, Series CX	March 2018	March 2028		$989.49		3.75%			$600	million		$600	million	37	Dec. 1, 2027
3.30% Notes, Series CY	April 2019	May 2029		$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	Feb. 2, 2029
3.15% Notes, Series CAA	December 2019	February 2030		$996.49		3.19%			$600	million		$600	million	39.5	Nov. 19, 2029
2.05% Notes, Series CAD	October 2020	October 2030		$997.93		2.07%			$500	million		$500	million	38	July 7, 2030
2.85% Sustainability-Linked Notes, Series CAF	June 2021	November 2031		$997.52		2.88	% [4]		$750	million		$750	million	34	Aug. 13, 2031
3.40% U.S. Dollar Sustainability-Linked Notes	February 2022	May 2032	US$	997.13		3.43	% [4]	US$	900	million	US$	900	million	25	Feb. 13, 2032
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%			$600	million		$600	million	47	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%			$400	million		$400	million	50	May 26, 2043
4.85% Notes, Series CP	Multiple [5]	April 2044		$987.91	[5]	4.93	% [5]		$500	million [5]		$900	million [5]	46	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%			$400	million		$400	million	51.5	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%			$500	million		$500	million	60.5	July 29, 2045
4.70% Notes, Series CW	Multiple [6]	March 2048		$998.06	[6]	4.71	% [6]		$325	million [6]		$475	million [6]	58.5	Sept. 6, 2047
4.60% U.S. Dollar Notes [3]	June 2018	November 2048	US$	987.60		4.68%		US$	750	million	US$	750	million	25	May 16, 2048
4.30% U.S. Dollar Notes [3]	May 2019	June 2049	US$	990.48		4.36%		US$	500	million	US$	500	million	25	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple [7]	February 2050		$997.54	[7]	3.97	% [7]		$400	million [7]		$800	million [7]	57.5	Aug. 16, 2049
4.10% Notes, Series CAE	April 2021	April 2051		$994.70		4.13%			$500	million		$500	million	53	Oct. 5, 2050

1	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
2	For Canadian dollar-denominated notes, the redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

For U.S. dollar-denominated notes, the redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate (at the U.S. Treasury Rate for the 3.40% U.S. Dollar Sustainability-Linked Notes) plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

3	We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively converted the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent	Exchange
Series	fixed at	principal	rate
2.80% U.S. Dollar Notes	2.95%	$792 million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667 million	$1.3348
3.40% U.S. Dollar Sustainability-Linked Notes	3.89%	$1,148 million	$1.2753
4.60% U.S. Dollar Notes	4.41%	$974 million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$672 million	$1.3435

4	If we have not obtained a sustainability performance target verification assurance certificate for the fiscal year ended December 31, 2030, the 2.85% Sustainability-Linked Notes, Series CAF will bear interest at a rate of 3.85% for the period from November 14, 2030, through November 13, 2031, and the 3.40% U.S. Dollar Sustainability-Linked Notes will bear interest at a rate of 4.40% for the period from November 14, 2030, through November 13, 2032. The interest rate on the 3.40% U.S. Dollar Sustainability-Linked Notes may also increase in certain circumstances if we fail to meet additional sustainability and/or environmental, social or governance targets as may be provided for in a sustainability-linked bond. The interest rate on the 3.40% U.S. Dollar Sustainability-Linked Notes, however, can in no event exceed the initial rate of 3.40% by more than 1.50%, in the aggregate, whether as a result of not obtaining a sustainability performance target verification assurance certificate and/or any targets under one or more future sustainability-linked bonds.

Similarly, if we redeem either series of notes and we have not obtained a sustainability performance target verification assurance certificate at the end of the fiscal year immediately preceding the date fixed for redemption, the interest accrued (if any) will be determined using a rate of 3.85% for the Series CAF notes and using a rate of 4.40% for the 3.40% U.S. Dollar Sustainability-Linked Notes.

5	$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.
6	$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued at an issue price of $1,014.11 and an effective interest rate of 4.61% in March 2018.
7	$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.

TELUS Corporation credit facility
long-term debt
Schedule of long-term debt maturities

	June 30,	December 31,
As at (millions)	2022	2021
Net available	$828	$850
Backstop of commercial paper	1,922	1,900
Gross available revolving credit facility	$2,750	$2,750

TELUS International (Cda) Inc. credit facility
long-term debt
Schedule of long-term debt maturities

As at (millions)	June 30, 2022						December 31, 2021
	Revolving		Term loan				Revolving		Term loan
	components [1]		components [2]		Total		components		components		Total
Available	US$	788	US$	N/A	US$	788	US$	725	US$	N/A	US$	725
Outstanding
Due to other		54		717		771		109		737		846
Due to TELUS Corporation		8		69		77		16		71		87
	US$	850	US$	786	US$	1,636	US$	850	US$	808	US$	1,658

1	Revolving component available is gross of swingline draw of US$NIL (December 31, 2021 - US$8).
2	We have entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts our interest obligations on US$92 of the debt to a fixed rate of 2.64%.